Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Entity Registrant Name	FLOWSERVE CORP
Amendment Flag	false
Entity Central Index Key	0000030625
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Incorporation State Country Code	NY
Entity File Number	1-13179
Entity Tax Identification Number	31-0267900
Entity Address, Address Line One	5215 N. O’Connor Blvd.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	443-6500
Security 12b Title	Common Stock, $1.25 Par Value
Trading Symbol	FLS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false